Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 15,596	$ 22,081
Restricted cash	1,974	2,100
Cash, cash equivalents, and restricted cash	$ 17,570	$ 24,181	$ 29,305